Organization - The VIE agreements (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
The VIE agreements
Registered capital	¥ 121,000
PRC statutory reserves	¥ 5,889
Exclusive Consulting and Services Agreement
The VIE agreements
Term of agreement (in years)	10 years
Automatic extended term of agreement (in years)	10 years
Notice period for termination of agreement (in months)	3 months